Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Palisades Investment Partners, LLC
         -----------------------------------------------------
Address: 1453 Third Street Promenade
         -----------------------------------------------------
         Suite 310
         -----------------------------------------------------
         Santa Monica, CA  91106
         -----------------------------------------------------

Form 13F File Number: 28-12995
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
         -----------------------------------------------------
Title:   Chairman, CIO, CCO
         -----------------------------------------------------
Phone:   310-656-6300
         -----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Quinn R. Stills          Santa Monica, CA                          1/27/11
-----------------------        ----------------                          -------
     (Signature)                (City, State)                            (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-01190                            Russell Company
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ----------------------

Form 13F Information Table Entry Total: 52
                                        ----------------------

Form 13F Information Table Value Total: 778,073
                                        ----------------------
                                            (thousands)
List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               Form 13F File Number           Name

                  28-
-------------        -------------------         -------------------------------

[Repeat as necessary.]

COLUMN 1                      COLUMN 2         COLUMN 3  COLUMN 4          COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8
--------                      --------         --------  --------          --------     --------   --------        --------
                              TITLE OF                    VALUE     SHRS OF   SH/  PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP   (x$1000)   PRN AMT   PRN  CALL DISCRTION  MANAGERS    SOLE   SHARED NONE
--------------               ----------        --------- --------   --------  ---  ---- ---------- -------- --------- -----  ----
ABBOTT LABS                        COM         002824100    7,793   162,650   SH          SOLE                  75,400        87,250
AMER EAGLE OUTFITTERS              COM         02553E106    5,523   377,500   SH          SOLE                 177,300       200,200
BANK OF AMERICA CORP               COM         060505104   12,221   916,100   SH          SOLE                 430,000       486,100
GENERAL CABLE CORP                 COM         369300108   10,892   310,400   SH          SOLE                 145,900       164,500
POPULAR INC                        COM         733174106    7,458 2,375,200   SH          SOLE               1,128,600     1,246,600
CITIGROUP INC                      COM         172967101    7,623 1,611,600   SH          SOLE                 740,800       870,800
CHICAGO BRIDGE & IRON
 COMPANY NV                  N Y REGISTRY SH   167250109   10,265   312,000   SH          SOLE                 146,300       165,700
CRACKER BARREL OLD CTRY
 STOR                              COM         22410J106    3,801    69,400   SH          SOLE                  32,700        36,700
COMERICA INC                       COM         200340107   16,661   394,425   SH          SOLE                 180,175       214,250
COMCAST "A" COM                   CL A         20030N101   20,454   931,000   SH          SOLE                 439,200       491,800
COVIDIEN                           SHS         G2554F105    7,643   167,400   SH          SOLE                  79,700        87,700
COMPUTER SCIENCES                  COM         205363104    9,007   181,600   SH          SOLE                  84,800        96,800
COVENTRY HEALTH                    COM         222862104    7,558   286,300   SH          SOLE                 132,700       153,600
CHEVRON CORP NEW                   COM         166764100   18,002   197,279   SH          SOLE                  89,879       107,400
DISCOVER FINANCIAL SVS             COM         254709108   27,441 1,480,913   SH          SOLE                 689,040       791,873
DISNEY WALT CO                 COM DISNEY      254687106    4,472   119,232   SH          SOLE                  56,756        62,476
DOW CHEMICAL                       COM         260543103   12,157   356,100   SH          SOLE                 167,600       188,500
EBAY INC                           COM         278642103   15,288   549,351   SH          SOLE                 252,951       296,400
ENERGIZER HOLDINGS INC             COM         29266R108    3,740    51,300   SH          SOLE                  24,100        27,200
EATON CORP                         COM         278058102   17,074   168,196   SH          SOLE                  77,300        90,896
FIFTH THIRD BANCORP                COM         316773100   12,953   882,380   SH          SOLE                 405,300       477,080
FLEXTRONICS INTL LTD               ORD         Y2573F102   10,663 1,358,328   SH          SOLE                 647,328       711,000
GENERAL DYNAMICS                   COM         369550108    8,430   118,800   SH          SOLE                  55,300        63,500
GENERAL ELECTRIC                   COM         369604103   27,350 1,495,350   SH          SOLE                 701,050       794,300
GOLDMAN SACHS GROUP INC            COM         38141G104   31,053   184,666   SH          SOLE                  86,196        98,470
HUNTINGTON BKSH                    COM         446150104    4,124   600,300   SH          SOLE                 280,900       319,400
HEALTH MGMT ASS                   CL A         421933102   16,030 1,680,300   SH          SOLE                 781,900       898,400
HARLEY DAVIDSON                    COM         412822108   14,239   410,700   SH          SOLE                 186,000       224,700
HEWLETT-PACKARD                    COM         428236103    9,305   221,032   SH          SOLE                 105,228       115,804
INTERNATIONAL BUSINESS
 MACHINES                          COM         459200101   25,900   176,476   SH          SOLE                  85,648        90,828
JP MORGAN CHASE & CO               COM         46625H100   30,670   723,018   SH          SOLE                 340,303       382,715
LEAR CORP                        COM NEW       521865204   20,739   210,100   SH          SOLE                  97,200       112,900
LINCOLN ELECTRI                    COM         533900106    3,803    58,267   SH          SOLE                  27,287        30,980
LEGG MASON INC                     COM         524901105    3,692   101,800   SH          SOLE                  47,600        54,200
LYONDELLBASELL                   SHS - A       N53745100   10,337   300,500   SH          SOLE                 143,600       156,900
OMNICOM GROUP                      COM         681919106   16,078   351,045   SH          SOLE                 159,145       191,900
PARKER HANNIFIN                    COM         701094104   15,918   184,444   SH          SOLE                  84,293       100,151
PNC FINANCIAL SERVICES             COM         693475105   30,692   505,471   SH          SOLE                 239,824       265,647
QLOGIC                             COM         747277101   10,489   616,300   SH          SOLE                 281,300       335,000
RENT-A-CENTER                      COM         76009N100   12,557   389,000   SH          SOLE                 181,100       207,900
ROYAL DUTCH SHL CL A           SPONS ADR A     780259206    5,553    83,153   SH          SOLE                  41,600        41,553
TARGET CORP                        COM         87612E106   36,144   601,100   SH          SOLE                 285,100       316,000
TIME WARNER CAB                    COM         88732J207   18,221   275,957   SH          SOLE                 132,484       143,473
UNITED HEALTH GROUP                COM         91324P102   15,283   423,221   SH          SOLE                 196,518       226,703
UNITED TECHNOLGIES                 COM         913017109   26,627   338,248   SH          SOLE                 158,401       179,847
VIACOM INC. "B"                   CL B         92553P201   16,228   409,700   SH          SOLE                 188,800       220,900
WESCO INTERNATIONAL                COM         95082P105    4,562    86,400   SH          SOLE                  40,400        46,000
WELLS FARGO CO                     COM         949746101   32,856 1,060,205   SH          SOLE                 500,755       559,450
WAL-MART STORES                    COM         931142103   10,323   191,421   SH          SOLE                  89,247       102,174
WATSON PHARMACEUTICAL              COM         942683103   14,861   287,716   SH          SOLE                 133,145       154,571
EXXON MOBIL CORP                   COM         30231G102   31,251   427,395   SH          SOLE                 203,283       224,112
ZIONS BANCORP                      COM         989701107   26,069 1,075,900   SH          SOLE                 502,000       573,900